PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans (Details)
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Life Expectancy At Age Sixty Five | Male
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	24 years	23 years
Life Expectancy At Age Sixty Five | Female
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	27 years	25 years
Life Expectancy At Age Forty Five | Male
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	26 years	24 years
Life Expectancy At Age Forty Five | Female
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Approximate life expectancy (in years) at particular age	28 years	26 years